Leases (Details) - Schedule of operating lease - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Operating leases expenses	$ 93	$ 98
Cash used in operating activities	88	93
Non-cash activity: Right of use assets obtained in exchange for new operating lease liabilities